Summary Prospectus February 1, 2013

MassMutual Premier Funds

MassMutual Premier Focused International Fund

Ticker: Class S–MOUSX, Class Y–MOUYX, Class L–MOULX, Class A–MOUAX, Class N–MOUNX, Class Z–MOUZX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.massmutual.com/funds. You can also get this information at no cost by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.

INVESTMENT OBJECTIVE

The Fund seeks long term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 118 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z		Class S		Class Y		Class L		Class A		Class N
Management Fees	.90%		.90%		.90%		.90%		.90%		.90%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.50%
Other Expenses	.16%		.25%		.35%		.50%		.50%		.65%
Total Annual Fund Operating Expenses	1.06%		1.15%		1.25%		1.40%		1.65%		2.05%
Fee Waiver	(.10%	)	(.10%	)	(.10%	)	(.10%	)	(.10%	)	(.10%	)
Total Annual Fund Operating Expenses after Fee Waiver(1)	.96%		1.05%		1.15%		1.30%		1.55%		1.95%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .10% of the management fees of the Fund through February 2, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$98	$327	$575	$1,285
Class S	$107	$355	$623	$1,389
Class Y	$117	$387	$677	$1,502
Class L	$132	$433	$756	$1,671
Class A	$724	$1,056	$1,412	$2,409
Class N	$298	$633	$1,094	$2,371

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Class N	$198	$633	$1,094	$2,371

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

The Fund normally invests a minimum of 90% of its net assets in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants of issuers of any size, as well as depositary receipts and exchange-traded funds. The Fund may invest in developed and emerging markets; however, the Fund will typically invest in a minimum of 30 issuers organized, headquartered or having a substantial portion of their assets in or deriving a substantial portion of their revenues from countries appearing in the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “EAFE Index”). The Fund will normally invest no more than 10% of its net assets in options, warrants, convertible securities, and fixed income securities. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund’s subadviser, Baring International Investment Limited (“Baring”), generally seeks to invest such that a country’s or region’s percentage weight or currency weight within the Fund will not vary from its EAFE Index weighting by more than the following percentages:

•	Europe ex-UK and Developed Middle East — EAFE Index +/- 25% (i.e. if the EAFE Index weighting for this bloc is 40%, the Fund will invest no less than 15% and no more than 65% of its total assets in the countries within such bloc);

•	United Kingdom; Japan — EAFE Index +/- 20%, respectively;

•	Australia — EAFE Index +/- 15%;

•	Other Pacific Basin Countries — EAFE Index +/- 12%; and

•	Other countries (including Non-EAFE) — EAFE Index + 20%.

The Fund may invest up to 10% of its total assets in equity securities of a single issuer. Under normal circumstances, the Fund will not hold more than 10% of its total assets in cash (other than short-term cash positions resulting from subscriptions or redemptions made by Fund shareholders). Under normal circumstances, the Fund may hedge no more than 10% of its total assets into U.S. dollars (other than in connection with subscriptions or redemptions made by Fund shareholders). Investments in U.S. dollar denominated securities of issuers included within the EAFE Index will not be included in the calculation of the foregoing limitation. Baring may, but will not necessarily, employ hedging techniques, including cross hedging, to limit currency risk (both against the U.S. dollar and against the EAFE Index). Baring may actively manage currencies for hedging purposes or to seek to add value through currency exposures independent of stock and benchmark considerations. Baring generally will not initiate sales of currencies in forward markets in excess of 15% of the Fund’s value. Use of derivatives by the Fund may create investment leverage.

In selecting investments for the Fund, Baring employs a “growth at a reasonable price” investment philosophy, seeking to identify companies with unrecognized growth and earnings surprise. Baring’s investment process is driven by fundamental research and analysis of stocks, sectors, and countries. Baring may sell a security for the Fund if, for example, in its judgment, it meets long-term price targets, is not meeting fundamental expectations, or is no longer consistent with the view Baring has for the economic or investment cycle.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Many derivatives are traded in the over-the-counter market and not on exchanges.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory, conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Geographic Focus Risk When a Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded Funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, 5 years, and since inception (or 1 year and since inception for Class Z shares), compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance

Class S Shares

Highest Quarter:	2Q ’09,	22.38%	Lowest Quarter:	3Q ’08,	-22.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns

(for the periods ended December 31, 2012)

		One Year	Since Inception (12/03/10)
Class Z	Return Before Taxes	11.57%	1.99%
MSCI EAFE Index (reflects no deduction for fees or expenses)		17.32%	3.41%

		One Year	Five Years	Since Inception (12/01/05)
Class S	Return Before Taxes	11.45%	-3.75%	4.04%

	Return After Taxes on Distributions	11.42%	-3.88%	3.82%

	Return After Taxes on Distributions and Sale of Fund Shares	7.99%	-3.04%	3.57%

Class Y	Return Before Taxes	11.34%	-3.85%	3.95%
Class L	Return Before Taxes	11.16%	-3.99%	3.80%
Class A	Return Before Taxes	4.58%	-5.34%	2.69%
Class N	Return Before Taxes	9.45%	-4.58%	3.18%
MSCI EAFE Index (reflects no deduction for fees or expenses)		17.32%	-3.69%	2.82%

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Subadviser: Baring International Investment Limited

Portfolio Managers:

David Bertocchi is a Divisional Director of Baring and the member of Baring’s International and World Equity Group who holds primary responsibility for managing the Fund. He has managed the Fund since April 2008.

Jonathan Greenhill is an Investment Manager and member of the International and World Equity Group. He has managed the Fund since April 2011.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors, and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.